SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

CHANGE IN NON-CASH OPERATING WORKING CAPITAL ITEMS

	Years ended December 31
(In millions of dollars)	2017	2016

Accounts receivable	(161)	(141)
Inventories	2	3
Other current assets	17	(12)
Accounts payable and accrued liabilities	9	182
Unearned revenue	(21)	(18)

Total change in non-cash operating working capital items	(154)	14

CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2017	2016

Capital expenditures before proceeds on disposition	2,510	2,352
Proceeds on disposition	(74)	—

Capital expenditures	2,436	2,352